FAIR VALUE MEASUREMENTS (Changes in Level 3 fair value of available-for-sale securities) (Details) - Fair value of available-for-sale securities [Member] ¥ in Thousands	12 Months Ended
Dec. 31, 2022 CNY (¥)
Net Investment Income [Line Items]
Addition of available-for-sale securities	¥ 100,000
Interest accrual	3,526
Change in fair value of available-for-sale securities	973
Balance at December 31,	¥ 104,499